Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2015
Interest and Finance costs [Abstract]
Interest and Finance Costs
	Year Ended December 31,
	2015	2014	2013
Interest incurred on long-term debt (Note 15)	$15,455	14,924	$7,264
Interest incurred on short-term borrowings (Note 14)	6,917	13,340	14,045
Servicing fees on factoring (Note 4)	667	1,298	1,563
Amortization of financing fees (Note 11)	6,028	4,455	840
Amortization of convertible notes discount (Note 15)	4,082	2,297	419
Bank commissions, commitment fees and other charges	4,530	6,582	8,559
Interest on lease payments	-	6	83
Capitalized interest (Note 8)	(71)	(9,004)	(4,700)
Total	$37,608	33,898	$28,073